Consolidated Balance Sheets - USD ($)	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Current assets
Cash and cash equivalents	$ 18,702,000	$ 31,694,000	$ 11,626,000
Other receivables	8,338,000	7,140,000	4,460,000
Notes receivable, current portion		0	301,000
Parts and supplies inventory, net	6,041,000	5,658,000	5,142,000
Investments in securities	0	65,541,000	71,230,000
Prepaid engine overhauls, current portion	12,389,000	13,710,000	14,522,000
Aircraft held for sale, current portion	8,421,000	7,786,000	0
Prepaid expenses and other current assets	10,747,000	7,771,000	6,752,000
Total current assets	68,656,000	143,969,000	116,793,000
Notes receivable, non-current portion, net	3,700,000	3,700,000	21,177,000
Property and equipment, net	226,187,000	259,874,000	253,976,000
Aircraft held for sale, non-current portion	0	4,085,000	0
Operating lease right-of-use assets	62,442,000	68,970,000	84,649,000
Finance lease right-of-use assets	37,148,000	15,680,000	0
Intangible assets, net	1,192,000	1,600,000	2,234,000
Prepaid engine overhauls, non-current portion	47,534,000	39,408,000	41,531,000
Other non-current assets	1,244,000	1,004,000	670,000
Total assets	448,103,000	538,290,000	521,030,000
Current liabilities
Accounts payable	33,331,000	20,295,000	30,172,000
Excise tax payable	1,188,000	1,188,000	1,032,000
Long-term notes payable, current portion		84,883,000	26,471,000
Deferred revenue, current portion	129,714,000	128,905,000	83,914,000
Operating lease liabilities, current portion	14,778,000	15,617,000	17,907,000
Finance lease liabilities, current portion	6,729,000	1,282,000	0
Other current liabilities	29,848,000	29,944,000	28,705,000
Short-term notes payable	9,663,000	5,962,000	14,396,000
Total current liabilities	275,939,000	294,753,000	221,536,000
Operating lease liabilities, non-current portion	48,967,000	54,611,000	68,100,000
Finance lease liabilities, non-current portion	19,471,000	5,708,000	0
Deferred revenue, non-current portion	22,927,000	20,612,000	10,026,000
Warrant liabilities	5,045,000	3,014,000	2,508,000
Other non-current liabilities	39,708,000	30,342,000	16,712,000
Total liabilities	526,815,000	549,962,000	485,700,000
Temporary equity
Redeemable noncontrolling interest	306,062,000	159,514,000	(35,525,000)
Stockholders' (deficit) / equity
Accumulated other comprehensive loss	0	(56,000)	(69,000)
Additional paid-in capital	0		126,978,000
Accumulated deficit	(434,224,000)		(80,456,000)
Total flyExclusive stockholders' (deficit) / equity	(434,216,000)		46,461,000
Noncontrolling interests	(467,000)		24,394,000
Total stockholders’ (deficit) / equity	(434,683,000)	(210,058,000)	70,855,000
Total liabilities, temporary equity and stockholders' / members' equity	448,103,000	538,290,000	521,030,000
Previously Reported
Stockholders' (deficit) / equity
Accumulated other comprehensive loss		(56,000)
Additional paid-in capital		0
Accumulated deficit		(233,441,000)
Total flyExclusive stockholders' (deficit) / equity		(233,489,000)
Noncontrolling interests		23,431,000
Total stockholders’ (deficit) / equity		(210,058,000)
Revised
Stockholders' (deficit) / equity
Additional paid-in capital		0
Accumulated deficit		(233,441,000)
Total flyExclusive stockholders' (deficit) / equity		(233,489,000)
Noncontrolling interests		23,431,000
Total stockholders’ (deficit) / equity		(210,058,000)
Series A Preferred Stock
Temporary equity
Temporary equity, carrying amount	26,894,000	23,799,000	0
Series B Preferred Stock
Temporary equity
Temporary equity, carrying amount	23,015,000	15,073,000	0
Class A Common stock
Stockholders' (deficit) / equity
Common stock	2,000	2,000	2,000
Class A Common stock | Previously Reported
Stockholders' (deficit) / equity
Common stock		2,000
Class B Common Stock
Stockholders' (deficit) / equity
Common stock	6,000	6,000	6,000
Class B Common Stock | Previously Reported
Stockholders' (deficit) / equity
Common stock		6,000
Nonrelated Party
Current assets
Accounts receivable, net	2,758,000	2,024,000	849,000
Current liabilities
Long-term notes payable, current portion	24,965,000	84,883,000	26,471,000
Long-term notes payable, non-current portion	98,950,000	104,027,000	166,818,000
Related Party
Current assets
Accounts receivable, net	1,260,000	2,645,000	1,911,000
Current liabilities
Long-term notes payable, current portion	25,723,000	6,677,000
Short-term notes payable		6,677,000	18,939,000
Long-term notes payable, non-current portion	$ 15,808,000	$ 36,895,000	$ 0